Fair Value - Summary of Changes in Level 3 of Fair Value Hierarchy for Recurring Fair Value Measurements (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Beginning balance	₩ 10,387,651
Ending balance	10,844,722	₩ 10,387,651
Beginning balance	15,297,610
Ending balance	15,334,068	15,297,610
Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	5,913
Ending balance	777,685	5,913
Recurring fair value measurement [Member] | Level 3 [Member] | Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	5,813	6,277
Amount recognized in profit or loss		(464)
Ending balance		5,813
Recurring fair value measurement [Member] | Level 3 [Member] | Available-for-sale [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	307,077	287,889
Purchases		85,287
Reclassification		(277)
Sales		(124,159)
Amount recognized in profit or loss		(113)
Amount recognized in other comprehensive income		58,450
Ending balance		307,077
Recurring fair value measurement [Member] | Level 3 [Member] | Other derivative liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	5,051	1,973
Purchases		0
Reclassification		0
Sales		0
Amount recognized in profit or loss		3,078
Ending balance		5,051
Recurring fair value measurement [Member] | Level 3 [Member] | Derivative financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	17,725
Changes in accounting policy	0
Purchases	0	0
Reclassification	0	0
Changes in scope of consolidation	0
Sales	0	0
Amount recognized in profit or loss	(17,255)	19,634
Amount recognized in other comprehensive income	9,713	(1,909)
Ending balance	10,183	17,725
Recurring fair value measurement [Member] | Level 3 [Member] | Financial liabilities designated as at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	5,051
Changes in accounting policy	0
Purchases	0
Reclassification	0
Changes in scope of consolidation	0
Sales	0
Amount recognized in profit or loss	2,707
Ending balance	7,758	5,051
Recurring fair value measurement [Member] | Level 3 [Member] | Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	97,547
Changes in accounting policy	32,745
Purchases	21,365
Reclassification	1,581
Sales	(1,852)
Amount recognized in profit or loss	12,214
Ending balance	163,600	97,547
Recurring fair value measurement [Member] | Level 3 [Member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	238,517
Changes in accounting policy	2,085
Purchases	8,802
Reclassification	(296)
Changes in scope of consolidation	364
Sales	(1,099)
Amount recognized in profit or loss	89
Amount recognized in other comprehensive income	63,074
Ending balance	₩ 311,536	₩ 238,517